Stock-Based Compensation (Details) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 13, 2024	Dec. 31, 2021
Stock-Based Compensation (Details) [Line Items]
Common stock, shares authorized	18,858,216		500,000,000	500,000,000	18,858,216		500,000,000
Common stock, shares issued	3,335,889		32,337,550	32,337,550	3,335,889
Common stock, shares outstanding	3,335,889		32,337,550	32,337,550	3,335,889
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock vote				one
Options outstanding shares		600,000
Unrecognized compensation expense (in Dollars)			$ 100,000	$ 100,000
Weighted-average period				9 months 18 days
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation (Details) [Line Items]
Unvested shares	1,117,835		1,081,162	1,081,162	1,117,835
Available for issuance shares of common stock	670,477		6,921,918	6,921,918	670,477
Weighted-average grant date fair value (in Dollars per share)				$ 14.07
Weighted-average period				1 year 6 months
Vesting expense (in Dollars)				$ 14,900,000
Compensation expense (in Dollars)			$ 10,000,000	$ 10,000,000
Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Options outstanding shares	537,998			537,998
Service-based Stock Options [Member]
Stock-Based Compensation (Details) [Line Items]
Unvested shares			8,316	8,316
Performance Milestone-based Stock Options [Member]
Stock-Based Compensation (Details) [Line Items]
Unrecognized compensation expense (in Dollars)			$ 68,094	$ 68,094
Equity Option [Member]
Stock-Based Compensation (Details) [Line Items]
Weighted-average grant date fair value (in Dollars per share)				$ 7.89
BOLT THREADS, INC. [Member]
Stock-Based Compensation (Details) [Line Items]
Common stock, shares authorized	63,950,000				63,950,000	63,950,000
Common stock, shares issued	11,312,318				11,312,318	10,470,533
Common stock, shares outstanding	11,312,318				11,312,318	10,470,533
Estimated fair value of common stock percentage					100.00%
Outstanding purchase of common stock	1,824,405				1,824,405	3,646,187
Service-based options exercised (in Dollars)						$ 155,000
Weighted-average grant stock options (in Dollars)						156,000
Weighted-average grant-date fair value (in Dollars)					$ 600,000	$ 1,200,000
Unvested options of shares	126,770				126,770
Unrecognized stock-based compensation expense (in Dollars)					$ 300,000
Performance milestone-based unvested option					230,915
Unrecognized stock-based compensation expense (in Dollars)					$ 15,800,000
Performance condition (in Dollars)	$ 6,300,000				$ 6,300,000
Common stock, par value (in Dollars per share)	$ 0.0001				$ 0.0001	$ 0.0001
Common stock vote					one
Options outstanding shares		600,000
BOLT THREADS, INC. [Member] | Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation (Details) [Line Items]
Outstanding purchase of common stock	3,794,697				3,794,697	2,107,269
Available common stock issuance	2,273,654				2,273,654	2,119,580
Unrecognized stock-based compensation expense (in Dollars)					$ 9,500,000
Unvested shares	3,794,697				3,794,697	2,107,269		1,141,892
BOLT THREADS, INC. [Member] | Share-Based Payment Arrangement, Option [Member]
Stock-Based Compensation (Details) [Line Items]
Weighted-average grant stock options (in Dollars)						$ 1.34
Common Stock [Member]
Stock-Based Compensation (Details) [Line Items]
Common stock, shares authorized	18,858,216		500,000,000	500,000,000	18,858,216
Common stock, shares issued	3,335,864		32,337,550	32,337,550	3,335,864
Common stock, shares outstanding	3,335,864		32,337,550	32,337,550	3,335,864
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Common stock vote				one
Options outstanding shares			8,048,573
Common Stock [Member] | BOLT THREADS, INC. [Member]
Stock-Based Compensation (Details) [Line Items]
Service-based options exercised (in Dollars)
Equity Incentive Plan [Member] | BOLT THREADS, INC. [Member]
Stock-Based Compensation (Details) [Line Items]
Estimated fair value of common stock percentage					110.00%
Service-based options exercised (in Dollars)						$ 900,000